JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
(All Share Classes)
JPMorgan U.S. Small Company Fund
(Class A, Class C and Institutional Class Shares)
(each a series of JPMorgan Trust I)
Intrepid Mid Cap Fund
(All Share Classes)
JPMorgan Small Cap Value Fund
(Class A, Class B, Class C, Class R5 and Ultra Class Shares)
(each, a series of JPMorgan Trust II)

Supplement dated January 25, 2008
to the Prospectuses dated November 1, 2007

In the section titled “The Portfolio Managers” contained under the heading “The Funds’ Management and Administration” of each applicable prospectus referred to above, the information with respect to Intrepid America Fund, Intrepid Growth Fund, Intrepid Mid Cap Fund, Intrepid Multi Cap Fund, Intrepid Plus Fund and Intrepid Value Fund is deleted in its entirety and replaced by the following:

The Intrepid Funds
JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As such, he is responsible for the JPMorgan Intrepid strategies, including the Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Funds is led by Silvio Tarca, Managing Director of JPMIM and a CFA charterholder. Mr. Tarca has been with JPMIM or its affiliates (or one of their predecessors) since 2000. He has headed the behavioral finance portfolio management team and has been managing certain of the Funds since 2003. Prior to that time, he served as a quantitative research analyst in the Emerging Markets Equity Group. Other members of the portfolio management team include Robert Weller, Vice President of JPMIM and a CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMIM or its affiliates (or one of their predecessors) since 1997. Prior to 2003 when Mr. Weller joined the portfolio management team, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Weller and Mr. Alonzo have had day-to-day portfolio management responsibilities for the Funds since 2004 and 2005, respectively.

In the section titled “The Portfolio Managers” contained under the heading “The Funds’ Management and Administration” of each applicable prospectus referred to above, the information with respect to Small Cap Value Fund and U.S. Small Company Fund is deleted in its entirety and replaced by the following:

SUP-USE-108

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the JPMorgan Intrepid strategies and for the behavioral small cap strategies, including the Fund. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Also a member of, and leading the portfolio management team is Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Micro Cap Fund
(Select Class Shares)
JPMorgan Small Cap Core Fund
(Select Class Shares)
JPMorgan U.S. Small Company Fund
(Select Class Shares)
(each, a series of JPMorgan Trust I)
JPMorgan Small Cap Value Fund
(Select Class Shares)
(a series of JPMorgan Trust II)

Supplement dated January 25, 2008
to the Prospectus dated November 1, 2007

Effective February 1, 2008, the “Annual Operating Expenses” table under the “Investor Expenses for Select Class Shares” heading on page 25 for the JPMorgan Micro Cap Fund is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	1.12
Total Annual Operating Expenses	2.62
Fee Waivers and Expense Reimbursements[2]	(1.37)
Net Expenses	1.25

[1]	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

[2]	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25% of their average daily net assets through 1/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

In addition, effective February 1, 2008, the “Example” section for the JPMorgan Micro Cap Fund on page 25 is hereby deleted and replaced with the following:

Example
The example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. This example assumes:

•  $10,000 initial investment,
• 5% return each year, and
• net expenses through 1/31/09, and total annual operating expenses thereafter.

SUP-USE-S-108

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

YOUR COST ($)	1 Year	3 Years	5 Years	10 Years
(with or without redemption)	127	684	1,267	2,852

In the section titled “The Portfolio Managers” contained under the heading “The Funds’ Management and Administration” of the respective prospectus referred to above, the information with respect to Small Cap Core Fund, Small Cap Value Fund and U.S. Small Company Fund is deleted in its entirety and replaced by the following:

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the JPMorgan Intrepid strategies and for the behavioral small cap strategies, including the Fund. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Also a member of, and leading the portfolio management team is Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

Supplement dated January 25, 2008

to the Statement of Additional Information — PART I
dated November 1, 2007, and supplemented November 27, 2007

The Ultra Shares of JPMorgan Large Cap Value Fund were liquidated on January 17, 2008. Therefore, in the chart under the “Share Classes” section, the following is added as a footnote with respect to the Ultra Shares for the JPMorgan Large Cap Value Fund: The Ultra Shares have been liquidated. As a result, the Trust is in the process of removing them from the Declaration of Trust and will deregister them.

Roland R. Eppley, Jr., retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.

The chart regarding “Non-Performance Based Fee Advisory Accounts” in the section titled “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” is hereby revised to include the following information regarding such accounts of Christopher Blum as of December 31, 2007:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid America Fund
Christopher Blum	13	$3,429	7	$581	7	$373
Intrepid Growth Fund
Christopher Blum	13	$3,429	7	$581	7	$373
Intrepid Mid Cap Fund
Christopher Blum	13	$3,429	7	$581	7	$373
Intrepid Multi Cap Fund
Christopher Blum	13	$3,429	7	$581	7	$373
Intrepid Plus Fund
Christopher Blum	13	$3,429	7	$581	7	$373
Intrepid Value Fund
Christopher Blum	13	$3,429	7	$581	7	$373

The chart regarding “Performance Based Fee Advisory Accounts” in the section titled “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” is hereby revised to include the following information regarding such accounts of Christopher Blum as of December 31, 2007:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid America Fund
Christopher Blum	0	0	1	$19	2	$57
Intrepid Growth Fund
Christopher Blum	0	0	1	$19	2	$57
Intrepid Mid Cap Fund
Christopher Blum	0	0	1	$19	2	$57
Intrepid Multi Cap Fund
Christopher Blum	0	0	1	$19	2	$57
Intrepid Plus Fund
Christopher Blum	0	0	1	$19	2	$57
Intrepid Value Fund
Christopher Blum	0	0	1	$19	2	$57

SUP-USE-SAI-108

The following sentence is added at the end of the charts included under the heading “Portfolio Managers’ Ownership of Securities”:

As of December 31, 2007, Mr. Blum did not own any shares of the Intrepid America Fund, Intrepid Growth Fund, Intrepid Mid Cap Fund, Intrepid Multi Cap Fund, Intrepid Plus Fund or Intrepid Value Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE